Statements of Cash Flows	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows

20. Statements of Cash Flows

(1) Cash generated from operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
		(In millions of Korean won)
Profit for the year	~~W~~	62,556	~~W~~	39,730	~~W~~	31,386
Depreciation expense		3,783		2,748		545
Amortization expense		1,137		905		868
Bad debt expenses		713		281		151
Unrealized foreign currency loss		682		267		99
Interest expense		186		277		—
Loss on retirement and disposal of property and equipment		—		—		5
Impairment loss on intangible assets		115		52		623
Impairment loss on other non-current assets		1,456		434		—
Post-employment benefit expense (Reversal of allowance for retirement benefit)		62		(4)		50
Income tax expense		25,455		11,526		3,053
Unrealized foreign currency gain		(321)		(119)		(81)
Interest income		(1,088)		(1,626)		(819)
Gain on disposal of property and equipment		—		(3)		(16)
Reversal of allowance for doubtful accounts		(50)		(34)		—
Gain on disposal of intangible assets		—		(1)		—
Change in accounts receivables		(29,116)		30,143		(18,573)
Change in other receivables		60		232		406
Change in accrued income		—		—		—
Change in prepaid expenses		(2,134)		1,981		544
Change in prepayment		(2,755)		(204)		—
Change in other current assets		622		(556)		192
Change in other non-current assets		2,255		(1,860)		(1,137)
Change in accounts payables		15,510		(37,145)		27,319
Change in deferred revenue		3,332		(9,631)		(2,707)
Change in withholdings		1,218		(397)		580
Change in accrued expenses		181		140		(7)
Change in other current liabilities		(1,256)		113		(13)
Change in long-term deferred revenue		—		—		100
Change in other non-current liabilities		(868)		(463)		—
Change in advance receipt		—		434		—
Total	~~W~~	81,735	~~W~~	37,220	~~W~~	42,571

(2) Significant non-cash transactions for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	~~W~~	72	~~W~~	120	~~W~~	—
Increase (Decrease) of accounts payables relating to the acquisition of software		1,144		33		226
Acquisitions of right-of-use assets		3,784		2,637		—

(3) Changes in liabilities arising from financing activities for the year ended December 31, 2020 and 2019 are as follows:

		2020		2019
	(In millions of Korean won)
Beginning of the year	~~W~~	4,994	~~W~~	4,401
Cash flows used in financing activities – Payment of lease liabilities		(2,893)		(2,034)
Cash flows from operating activities – Interest paid		(186)		(277)
Non-cash transactions
Acquisitions – leases		3,784		2,637
Interest expense		186		277
Early termination of leases		(14)		(15)
Translation difference		29		5
Ending of the year	~~W~~	5,900	~~W~~	4,994